Bank Loan - Schedule of Remaining Contractual Maturities of the Bank Loan (Details)	Mar. 31, 2025 USD ($)
Schedule of Remaining Contractual Maturities of the Bank Loan [Abstract]
2026	$ 134,264
2027	134,264
2028	134,264
2029	134,264
2030	134,264
Thereafter	548,249
Total repayments of bank loans	1,219,569
Less: imputed interest	(153,206)
Balance recognized on the balance sheet as of March 31, 2025	$ 1,066,363